Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 943	$ 3,717
Restricted deposits	107	104
Accounts receivable:
Trade, net	781	854
Other	1,451	231
TOTAL CURRENT ASSETS	3,282	4,906
NON-CURRENT ASSETS:
Property, plant and equipment, net	330	143
Right of use assets	534
Goodwill	8,112	523
Intangible assets, net	5,510	796
TOTAL NON-CURRENT ASSETS	14,486	1,462
TOTAL ASSETS	17,768	6,368
CURRENT LIABILITIES:
Short-term loan	24
Accounts payable and accruals:
Trade	1,602	103
Other	1,325	951
Contract liabilities	615	495
Contingent consideration	2,011
Short-term lease liabilities	219
Liability in respect of the Israeli Innovation Authority	27	49
TOTAL CURRENT LIABILITIES	5,823	1,598
NON-CURRENT LIABILITIES:
Contract liabilities	186	249
Long-term lease liabilities	367
Derivative financial instruments	1,327	729
Convertible debentures	2,527
Deferred tax liabilities	1,021
Liability in respect of the Israeli Innovation Authority	94	82
TOTAL NON-CURRENT LIABILITIES	5,522	1,060
TOTAL LIABILITIES	11,345	2,658
EQUITY:
Ordinary shares
Share premium	46,604	41,594
Other equity reserves	12,018	11,805
Accumulated deficit	(52,199)	(49,689)
TOTAL EQUITY	6,423	3,710
TOTAL EQUITY AND LIABILITIES	$ 17,768	$ 6,368